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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investments, Inc.

Address: 333 W. Wacker Drive

         Chicago, IL 60606



13F File Number: 028-11405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mary E. Keefe

Title:   Managing Director and Director of Compliance

Phone:   312-917-7700


Signature, Place, and Date of Signing:

   /s/ Mary E. Keefe             Chicago, IL                 May 9, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

    Form 13F File Number       Name

    028-01474                  NWQ Investment Management Company, LLC
    028-05958                  Symphony Asset Management, LLC
    028-05621                  Santa Barbara Asset Management, LLC
    028-12572                  Tradewinds Global Investors, LLC
    028-12742                  Nuveen HydePark Group, LLC
    028-03676                  Winslow Capital Management, Inc.
    028-13469                  Nuveen Investment Solutions, Inc.
    028-14498                  Nuveen Asset Management, LLC

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      9

Form 13F Information Table Entry Total:                 0

Form 13F Information Table Value Total:                 $0
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File #              Name

    None                                ____________________________________